JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 39,786,353	$ 39,296,810
Investments in joint ventures and affiliates, Liabilities	296,455	622,823
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	39,749,851	36,026,710
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 36,502	36,502
Moolec Science S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets		3,233,598
Moolec Science S.A. | Ordinary shares
JOINT VENTURES
Ownership held (in shares)	1,391,250
Percentage in Moole Science's equity	4.00%
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 296,455	$ 622,823